Fair Value	12 Months Ended
Dec. 31, 2023
Fair Value [Abstract]
Fair Value
(13)	Fair Value

Fair value measurements (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices or similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the value that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of assets and liabilities:

Securities Available for Sale: The fair value of securities available for sale are determined utilizing an independent pricing service for identical assets or significantly similar securities. The pricing service uses a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models.  Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows. This results in a Level 2 classification of the inputs for determining fair value. Interest and dividend income is recorded on the accrual method and included in the income statement in the respective investment class under total interest income. The Company does not have any securities that would be designated as level 3.

Other Real Estate Owned: Assets acquired through loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach.  Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available. This results in a Level 3 classification of the inputs for determining fair value.

Individually Evaluated Loans: Loans individually evaluated carried at fair value generally have had a charge-off through the allowance for credit losses on loans. For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available. Such adjustments may be significant and typically result in a Level 3 classification of the inputs for determining fair value. When obtained, non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Loans individually evaluated are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2023 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$118,668	$-	$118,668	$-
State and political subdivisions	26	-	26	-
Mortgage backed securities and collateralized mortgage obligations - residential	237,677	-	237,677	-
Corporate bonds	78,052	-	78,052	-
Small Business Administration - guaranteed participation securities	17,186	-	17,186	-
Other	680	-	680	-

Total securities available for sale	$452,289	$-	$452,289	$-

	Fair Value Measurements at December 31, 2022 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$118,187	$-	$118,187	$-
State and political subdivisions	34	-	34	-
Mortgage backed securities and collateralized mortgage obligations - residential	260,316	-	260,316	-
Corporate bonds	81,346	-	81,346	-
Small Business Administration - guaranteed participation securities	20,977	-	20,977	-
Other	653	-	653	-

Total securities available for sale	$481,513	$-	$481,513	$-

There were no transfers between Level 1 and Level 2 in 2023 and 2022.

 Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2023 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$194	$-	$-	$194	Sales comparison approach	Adjustments for differences between comparable sales	0% - 39% (20%)

Individually evaluated loans:
Real estate mortgage - 1 to 4 family	-	-	-	-	Sales comparison approach	Adjustments for differences between comparable sales	N/A

	Fair Value Measurements at December 31, 2022 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$2,061	$-	$-	$2,061	Sales comparison approach	Adjustments for differences between comparable sales	2% - 47% (18%)

Individually evaluated loans:
Real estate mortgage - 1 to 4 family	-	-	-	-	Sales comparison approach	Adjustments for differences between comparable sales	N/A

Other real estate owned, which is carried at fair value less costs to sell, was approximately $194 thousand at December 31, 2023, and consisted of only residential real estate properties. A valuation charge of $143 thousand is included in earnings for the year ended December 31, 2023.

Of the total individually evaluated loans of $24.7 million at December 31, 2023, there are no loans that were collateral dependent and are carried at fair value measured on a non-recurring basis. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2023. There were no gross charge-offs related to residential impaired loans included in the table above.

Other real estate owned, which is carried at fair value less costs to sell, was approximately $2.1 million at December 31, 2022, and consisted of only residential real estate properties. A valuation charge of $68 thousand is included in earnings for the year ended December 31, 2022.

Of the total individually evaluated loans of $25.7 million at December 31, 2022, there are no loans that were collateral dependent and are carried at fair value measured on a non-recurring basis. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2022. There were no gross charge-offs related to residential impaired loans included in the table above.

In accordance with ASC 825, the carrying amounts and estimated fair values (exit price) of financial instruments at December 31, 2023 and 2022 are as follows:

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2023 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$578,004	578,004	-	-	578,004
Securities available for sale	452,289	-	452,289	-	452,289
Held to maturity securities	6,458	-	6,396	-	6,396
Federal Reserve Bank and
Federal Home Loan Bank stock	6,203	N/A	N/A	N/A	N/A
Net loans	4,954,301	-	-	4,422,027	4,422,027
Accrued interest receivable	13,683	234	1,920	11,529	13,683
Financial liabilities:
Demand deposits	754,532	754,532	-	-	754,532
Interest bearing deposits	4,596,245	2,760,221	1,819,789	-	4,580,010
Short-term borrowings	88,990	-	88,990	-	88,990
Accrued interest payable	3,612	256	3,356	-	3,612

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2022 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$650,599	650,599	-	-	650,599
Securities available for sale	481,513	-	481,513	-	481,513
Held to maturity securities	7,707	-	7,580	-	7,580
Federal Reserve Bank and
Federal Home Loan Bank stock	5,797	N/A	N/A	N/A	N/A
Net loans	4,687,169	-	-	4,328,508	4,328,508
Accrued interest receivable	11,492	189	1,866	9,437	11,492
Financial liabilities:
Demand deposits	838,147	838,147	-	-	838,147
Interest bearing deposits	4,354,663	3,325,900	1,012,528	-	4,338,428
Short-term borrowings	122,700	-	122,700	-	122,700
Accrued interest payable	602	60	542	-	602